As filed with the Securities and Exchange Commission on August 30, 2017

Securities Act File No. 333-183489

Investment Company Act File No. 811-22739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

____________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Post-Effective Amendment No. 16	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 22	X

INDEXIQ ACTIVE ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

800 Westchester Avenue Suite S-710

Rye Brook, NY 10573

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b); or

__	on [____________] pursuant to paragraph (b); or

__	60 days after filing pursuant to paragraph (a)(1); or

__	on [____] pursuant to paragraph (a)(1); or

__	75 days after filing pursuant to paragraph (a)(2); or

__	on [____] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement No.16 under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rye Brook, and State of New York on this 30th day of August, 2017.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Adam S. Patti
Adam S. Patti
President

Name	Title	Date
/s/ Reena Aggarwal*	Trustee	August 30, 2017
Reena Aggarwal

/s/ Michael A. Pignataro*	Trustee	August 30, 2017
Michael A. Pignataro

/s/ Paul D. Schaeffer*	Trustee	August 30, 2017
Paul D. Schaeffer

/s/ Adam S. Patti	Chairman, Trustee,	August 30, 2017
Adam S. Patti	President and Principal
Executive Officer

/s/ David L. Fogel	Treasurer, Executive	August 30, 2017
David L. Fogel	Vice President,
Principal Financial Officer, and
Principal Accounting Officer

*By: /s/ Matthew V. Curtin

Matthew V. Curtin

Attorney-in-fact

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.